Condensed Consolidated Statements of Changes in Stockholders’ Equity (Deficit) - USD ($)		Class A Common Stock Ambulnz, Inc.	Class A Common Stock		Class B Common Stock Ambulnz, Inc.	Class B Common Stock		Series A Preferred Stock Ambulnz, Inc.	Additional Paid-in- Capital Ambulnz, Inc.	Additional Paid-in- Capital		Accumulated Deficit Ambulnz, Inc.	Accumulated Deficit	Accumulated Other Comprehensive Income Ambulnz, Inc.	Noncontrolling Interest Ambulnz, Inc.	Ambulnz, Inc.	Total
Balance at Dec. 31, 2018									$ 91,899,612			$ (52,730,487)		$ 1,395	$ 1,416,467	$ 40,586,987
Balance (in Shares) at Dec. 31, 2018		36,423			60,336
Issuance of preferred stock and warrant, net of costs to raise capital of $1,092,499									49,035,701							49,035,701
Issuance of preferred stock and warrant, net of costs to raise capital of $1,092,499 (in Shares)								16,709
Noncontrolling interest contributions															10,500,000	10,500,000
Stock based compensation									457,467							457,467
Common stock converted to preferred stock
Common stock converted to preferred stock (in Shares)		(926)			(5,328)			11,257
Shares issued for services									267,000							267,000
Shares issued for services (in Shares)								89
Foreign currency translation														(246,279)		(246,279)
Net income attributable to Noncontrolling interests															(1,028,001)	(1,028,001)
Net income (loss)												(20,210,041)				(20,210,041)
Balance at Dec. 31, 2019									141,659,780			(72,940,528)		(244,884)	10,888,466	79,362,834
Balance (in Shares) at Dec. 31, 2019		35,497			55,008			28,055
Noncontrolling interest contributions															1,500,002	1,500,002
Stock based compensation									171,768							171,768
Foreign currency translation														266,053		266,053
Foreign currency translation (in Shares)
Net income attributable to Noncontrolling interests															(615,041)	(615,041)
Net income (loss)												(5,422,118)				(5,422,118)
Balance at Mar. 31, 2020									141,831,548			(78,362,646)		21,169	11,773,427	75,263,498
Balance (in Shares) at Mar. 31, 2020		35,497			55,008			28,055
Balance at Dec. 31, 2019									141,659,780			(72,940,528)		(244,884)	10,888,466	79,362,834
Balance (in Shares) at Dec. 31, 2019		35,497			55,008			28,055
Noncontrolling interest contributions															1,500,002	1,500,002
Stock based compensation									687,072							687,072
Shares issued for services
Foreign currency translation														196,345		196,345
Net income attributable to Noncontrolling interests															(439,268)	(439,268)
Net income (loss)												(14,359,944)				(14,359,944)
Balance at Dec. 31, 2020						$ 288			142,346,852			(87,300,472)	$ (12,158,200)	(48,539)	11,949,200	66,947,041	$ (12,157,912)
Balance (in Shares) at Dec. 31, 2020		35,497			55,008	2,875,000		28,055
Balance at Mar. 31, 2020									141,831,548			(78,362,646)		21,169	11,773,427	75,263,498
Balance (in Shares) at Mar. 31, 2020		35,497			55,008			28,055
Stock based compensation									171,768							171,768
Foreign currency translation														(83,924)		(83,924)
Net income attributable to Noncontrolling interests															333,213	333,213
Net income (loss)												(2,047,300)				(2,047,300)
Balance at Jun. 30, 2020									142,003,316			(80,409,946)		(62,755)	12,106,640	73,637,255
Balance (in Shares) at Jun. 30, 2020		35,497			55,008			28,055
Noncontrolling interest contributions									30,394							30,394
Stock based compensation									171,768							171,768
Foreign currency translation														14,216		14,216
Net income attributable to Noncontrolling interests															(256,998)	(256,998)
Net income (loss)												(2,398,351)				(2,398,351)
Balance at Sep. 30, 2020						$ 331			142,205,478	$ 24,669		(82,808,297)	(2,065)	(48,539)	11,849,642	71,198,284	22,935
Balance (in Shares) at Sep. 30, 2020		35,497			55,008	3,306,250		28,055
Balance at Aug. 10, 2020
Balance (in Shares) at Aug. 10, 2020
Issuance of Class B common stock to related party	[1]					$ 331				24,669							25,000
Issuance of Class B common stock to related party (in Shares)	[1]					3,306,250
Net income (loss)													(2,065)				(2,065)
Balance at Sep. 30, 2020						$ 331			142,205,478	24,669		(82,808,297)	(2,065)	(48,539)	11,849,642	71,198,284	22,935
Balance (in Shares) at Sep. 30, 2020		35,497			55,008	3,306,250		28,055
Balance at Aug. 10, 2020
Balance (in Shares) at Aug. 10, 2020
Issuance of Class B common shares to Sponsor				[2]		$ 331	[2]			24,669	[2]						25,000
Issuance of Class B common shares to Sponsor (in Shares)	[2]					3,306,250
Excess cash received over fair value of private placement warrants										1,748,000							1,748,000
Forfeiture of Class B common stock				[3]		$ (43)	[3]			43	[3]
Forfeiture of Class B common stock (in Shares)	[3]					(431,250)
Class A common shares subject to possible redemption										(1,772,712)			(7,934,667)				(9,707,379)
Net income (loss)													(4,223,533)				(4,223,533)
Balance at Dec. 31, 2020						$ 288			142,346,852			(87,300,472)	(12,158,200)	(48,539)	11,949,200	66,947,041	(12,157,912)
Balance (in Shares) at Dec. 31, 2020		35,497			55,008	2,875,000		28,055
Noncontrolling interest contributions															333,025	333,025
Stock based compensation									391,534							391,534
Shares issued for services
Shares issued for services (in Shares)								266
Foreign currency translation														7,998		7,998
Net income attributable to Noncontrolling interests															(320,632)	(320,632)
Net income (loss)												(1,678,364)	1,989,868			(1,678,364)	1,989,868
Balance at Mar. 31, 2021						$ 288			142,738,386			(88,978,836)	(10,168,332)	(40,541)	11,961,593	65,680,602	(10,168,044)
Balance (in Shares) at Mar. 31, 2021		35,497			55,008	2,875,000		28,321
Balance at Dec. 31, 2020						$ 288			142,346,852			(87,300,472)	(12,158,200)	(48,539)	11,949,200	66,947,041	(12,157,912)
Balance (in Shares) at Dec. 31, 2020		35,497			55,008	2,875,000		28,055
Balance at Jun. 30, 2021						$ 288			143,108,386			(90,625,052)	(13,210,899)	54,114	13,709,816	66,247,264	(13,210,611)
Balance (in Shares) at Jun. 30, 2021		35,497			55,008	2,875,000		28,321
Balance at Dec. 31, 2020						$ 288			142,346,852			(87,300,472)	(12,158,200)	(48,539)	11,949,200	66,947,041	(12,157,912)
Balance (in Shares) at Dec. 31, 2020		35,497			55,008	2,875,000		28,055
Balance at Sep. 30, 2021			$ 288						143,289,262			(87,117,532)	(12,666,412)	123,307	10,760,917	67,055,954	(12,666,124)
Balance (in Shares) at Sep. 30, 2021		35,497	2,875,000		55,008			28,321
Balance at Mar. 31, 2021						$ 288			142,738,386			(88,978,836)	(10,168,332)	(40,541)	11,961,593	65,680,602	(10,168,044)
Balance (in Shares) at Mar. 31, 2021		35,497			55,008	2,875,000		28,321
Stock based compensation									370,000							370,000
Foreign currency translation														94,655		94,655
Net income attributable to Noncontrolling interests															1,748,223	1,748,223
Net income (loss)												(1,646,216)	(3,042,567)			(1,646,216)	(3,042,567)
Balance at Jun. 30, 2021						$ 288			143,108,386			(90,625,052)	(13,210,899)	54,114	13,709,816	66,247,264	(13,210,611)
Balance (in Shares) at Jun. 30, 2021		35,497			55,008	2,875,000		28,321
Conversion of Class B shares to Class A shares	[4]		$ 288			$ (288)
Conversion of Class B shares to Class A shares (in Shares)	[4]		2,875,000			(2,875,000)
Noncontrolling interest contributions															(2,705,954)	(2,705,954)
Stock based compensation									463,046							463,046
Foreign currency translation														69,193		69,193
Net income (loss)												3,507,520	544,487			3,507,520	544,487
Balance at Sep. 30, 2021			$ 288						143,289,262			$ (87,117,532)	$ (12,666,412)	$ 123,307	10,760,917	67,055,954	$ (12,666,124)
Balance (in Shares) at Sep. 30, 2021		35,497	2,875,000		55,008			28,321
UK Ltd. Shares purchase									(280,772)						$ (242,945)	(523,717)
Fees associated with equity raise									$ (1,398)							$ (1,398)

[1]	As a result of the underwriter not exercising its over-allotment option at the time of the Company’s initial public offering, 431,250 Class B shares were forfeited in November 2020, which reduced the number of outstanding Class B shares to 2,875,000.
[2]	On October 14, 2020, the Sponsor effected a surrender of 431,250 Class B common shares to the Company for no consideration, resulting in a decrease in the total number of Class B common shares then outstanding from 3,737,500 to 3,306,250 (see Note 5).
[3]	Effective November 16, 2020, the Sponsor forfeited 431,250 Class B common shares as a result of the underwriter waiving its over-allotment option (see Note 4).
[4]	Effective August 24, 2021, pursuant to an election made by the Sponsor the 2,875,000 outstanding Class B common shares were converted on a one-for-one basis into Class A common shares.